Prepayments and other current assets	12 Months Ended
Aug. 31, 2020
Prepayments and other current assets
Prepayments and other current assets

7.   Prepayments and other current assets

Prepayments and other current assets, net consisted of the following:

	As of August 31,
	2019	2020	2020
	RMB	RMB	US$

Prepaid rental expense	131,637	54,505	7,960
Loans to third parties	292,832	112,435	16,420
Receivable from a third-party payment platform	44,841	78,197	11,420
Prepayments to suppliers	47,660	42,482	6,204
Prepaid income tax, business tax, VAT and other surcharges	15,238	10,571	1,544
Deposits	16,265	18,408	2,688
Other receivables	8,243	—	—
Staff advances	10,196	7,610	1,111
Loans to employees	126	12,030	1,757
Others	11,749	8,632	1,259
Prepayments and other current assets, net	578,787	344,870	50,363